Financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of income, expenses, gains and losses from financial instruments
	December 31, 2021	December 31, 2020
Interest income	$(51,529)	$(102,158)
Interest and accretion expense	2,844,956	5,236,482
Net interest expense	$2,793,427	$5,134,324

Schedule of aging of trade receivables

	December 31, 2021	December 31, 2020
Trade receivables aging:
0-30 days	$26,263,555	$16,461,821
31-60 days	685,112	846,232
61-90 days	868,473	537,836
Greater than 90 days	2,217,521	737,696
	30,034,661	18,583,585
Expected credit loss provision	(58,472)	(67,466)
Net trade receivables	$29,976,189	$18,516,119

The movement in the expected credit loss provision can be reconciled as follows:

The movement in the expected credit loss provision can be reconciled as follows:

	December 31, 2021	December 31, 2020
Expected credit loss provision:
Expected credit loss provision, beginning balance	$(67,466)	$(357,920)
Increase in provision for expected credit loss	-	(28,725)
Write-offs	-	319,174
Recoveries	8,504	-
Effect of movement in exchange rates	490	5
Expected credit loss provision, ending balance	$(58,472)	$(67,466)

The following default rates, determined based on historical default rates based on the aging of trade receivables, are used to calculate the expected credit loss provision on trade receivables as at December 31, 2021:

The following default rates, determined based on historical default rates based on the aging of trade receivables, are used to calculate the expected credit loss provision on trade receivables as at December 31, 2021:

	Total	Not past due	Over 30 days past due	Over 60 days past due	Over 90 days past due

Default rates		0.13%	0.20%	0.33%	0.89%
Trade receivables	$30,034,661	$26,263,555	$685,112	$868,473	$2,217,521
Expected credit loss provision	$58,472	$34,539	$1,339	$2,905	$19,689

Schedule of contractual undiscounted payments

	Less than one year	One to two years	Two to three years	More than three years	Total

Accounts payable and accrued liabilities	$34,391,221	$-	$-	$-	$34,391,221
Contract liabilities	3,890,569	-	-	-	3,890,569
Income tax payable	114,094	-	-	-	114,094
Deferred payment liability	29,604,825	23,200,740	-	2,141,645	54,947,210
Lease contract liabilities	858,387	943,882	670,543	778,607	3,251,419
Long-term debt	2,000,000	8,000,000	-	-	10,000,000
Other long-term debt	11,121	11,121	11,121	365,187	398,550
	$70,870,217	$32,155,743	$681,664	$3,285,439	$106,993,063